FINANCIAL INSTRUMENTS - Fair Value of Financial Instruments (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Financial assets
Total financial assets	$ 7,664	$ 6,946
Financial liabilities
Capital securities - fund subsidiaries	1,326	1,406	$ 2,829
Total financial liabilities	56,901	53,276
Level 3
Financial assets
Total financial assets	1,877	1,903	2,508
Financial liabilities
Total financial liabilities	0	81	$ 208
Fair value
Financial assets
Securities - FVTPL	2,795	2,815
Securities - FVTOCI	188	245
Derivative assets	112	131
Total financial assets	3,095	3,191
Financial liabilities
Capital securities - fund subsidiaries	0	81
Derivative liabilities	202	212
Loan payable	9	6
Total financial liabilities	211	299
Fair value | Level 1
Financial assets
Securities - FVTPL	0	0
Securities - FVTOCI	159	210
Derivative assets	0	0
Total financial assets	159	210
Financial liabilities
Capital securities - fund subsidiaries	0	0
Derivative liabilities	0	0
Loan payable	0	0
Total financial liabilities	0	0
Fair value | Level 2
Financial assets
Securities - FVTPL	947	947
Securities - FVTOCI	0	0
Derivative assets	112	131
Total financial assets	1,059	1,078
Financial liabilities
Capital securities - fund subsidiaries	0	0
Derivative liabilities	202	212
Loan payable	9	6
Total financial liabilities	211	218
Fair value | Level 3
Financial assets
Securities - FVTPL	1,848	1,868
Securities - FVTOCI	29	35
Derivative assets	0	0
Total financial assets	1,877	1,903
Financial liabilities
Capital securities - fund subsidiaries	0	81
Derivative liabilities	0	0
Loan payable	0	0
Total financial liabilities	$ 0	$ 81